Business Combination	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Business Combination

3. Business Combination

The Business Combination was accounted for as a reverse recapitalization as OneMedNet Corporation was determined to be the accounting acquirer under Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 805, Business Combinations. This determination was primarily based on OneMedNet Corporation comprising the ongoing operations of the combined entity, OneMedNet Corporation’s senior management comprising of all the senior management of the combined company, and the prior shareholders of OneMedNet owning a majority of the voting power of the combined entity. Accordingly, for accounting purposes, the financial statements of the combined entity upon consummation of the Business Combination represented a continuation of the financial statements of OneMedNet Corporation with the merger being treated as the equivalent of OneMedNet issuing stock for the net assets of Data Knights Inc., accompanied by a recapitalization. Operations prior to the Business Combination are presented as those of OneMedNet Corporation in future reports of the combined entity.